Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of accrued warranty expenses
	December 31, 2020	December 31, 2019
Beginning balance	$330,626	$327,265
Aggregate increase for new warranties issued during current year	304,173	7,608
Effects of foreign exchange rate	22,241	(4,247)
Ending balance	$657,040	$330,626

Summary of depreciation of property, plant and equipment
Machinery equipment	10 years
Computer software	10 years
Kitchen and cookware	5 years
Electronic equipment	5 years
Office equipment	5 years
Motor vehicles	5-10 years
Buildings	5-20 years
Membrane cushion	3 years
Wastewater treatment system, except for membrane cushion	10 years
Leasehold improvements	The lesser of remaining lease term or 5 years

Schedule of segmental and revenue analysis
	For the Years Ended December 31,
	2020	2019	2018
Products	$3,455,606	$2,152,846	$1,387,955
Projects	18,734,444	16,906,709	6,223,293
Services	4,160,493	4,657,423	18,362,715
Net revenues	26,350,543	23,716,978	25,973,963
Products – related parties	2,390,876	796,121	304,938
Projects – related parties	22,417,347	13,060,893	20,761,803
Net revenues from related parties	24,808,223	13,857,014	21,066,741
Total net revenues	$51,158,766	$37,573,992	$47,040,704